SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

3. SIGNIFICANT ACCOUNTING POLICIES

(a) New standards adopted in 2021

The following amendments to IFRS are effective from January 1, 2021, but they did not have a material impact on the Corporation's consolidated financial statements:

Interest Rate Benchmark Reform - Phase 2

In August 2020, the IASB issued additional amendments to IFRS 9, Financial Instruments, IFRS 7, Financial Instruments: Disclosures, IFRS 4, Insurance Contracts, and IFRS 16, Leases. The objective of these amendments is to address issues that might affect financial reporting as a result of the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate. The amendments provide practical relief from certain requirements in IFRS 9, IFRS 7, IFRS 4 and IFRS 16.

As at January 1, 2021, the Corporation had $15,000 borrowings on its London Interbank Offered Rate ("LIBOR") secured credit facility, which were fully repaid during the first quarter of 2021. The Corporation continues to have access to this facility and did not have any borrowings as at December 31, 2021. Commencing 2022, Secured Overnight Financing Rate ("SOFR") is the recommended interest rate benchmark by the Corporation's lenders to replace LIBOR. There was no material impact on the Corporation's consolidated financial statements as a result of applying the amendments. Refer to Note 18.

(b) Revenue recognition

The Corporation's revenue is categorized as principal revenue or other partner revenue and is primarily generated through the sale of loyalty currencies, through services provided to loyalty partners' program members, and through white-labelled technology-enabled solutions and marketing services provided to partners.

Contracts with customers

The Corporation records revenue from contracts with customers in accordance with the five steps in IFRS 15, Revenue from Contracts with Customers, as follows:

1. Identify the contract with a customer;

2. Identify the performance obligations in the contract;

3. Determine the transaction price, which is the amount the Corporation expects to be entitled to;

4. Allocate the transaction price among the performance obligations in the contract based on their relative stand-alone selling prices; and

5. Recognize revenue when or as the goods or services are transferred to the customer.

Principal versus Agent

When deciding the most appropriate basis for presenting revenue on either a gross or net basis, both the legal form and substance of the agreements between the Corporation, its partners and their program members are reviewed to determine each party's respective role in the transaction.

Where the Corporation's role in a transaction is that of a principal, revenue is recognized on a gross basis, where the gross value of the transaction billed to the customer is recognized as Principal revenue and the costs incurred to purchase the points or miles sold in the transaction are recognized as direct cost of revenue. When the Corporation's role in a transaction is that of an agent, revenue is recognized on a net basis with revenue approximating the margin earned and is recorded in other partner revenue in the consolidated statements of comprehensive loss. This determination of whether the Corporation is acting as principal or agent requires the exercise of judgment. In making this assessment, Management considers whether the Corporation:

•    acts on behalf of the loyalty partner or the program member in identifying the customer in certain arrangements;

•    controls the good or service being provided, prior to it being transferred to the customer;

•    has primary responsibility for providing the goods and service to the customer;

•    has inventory risk before or after the customer order; and

•    has discretion in establishing prices for the specified goods and services.

The interpretation of key terms in the Corporation's revenue contracts requires the exercise of judgement.

Principal Revenue

Principal revenue groups together several streams of revenue that the Corporation realizes in delivering goods or services to customers. The following is a list of revenue streams and the related revenue recognition policy.

(i) Reseller revenue is transactional revenue for the sale of loyalty currencies that occurs in contracts for which the Corporation is the principal in the sale of loyalty currencies to loyalty program members. The performance obligation is satisfied on completion of the transaction which transfers control of the loyalty currency to the member, which aligns with the point in time when payment is received. The Corporation's role as the principal in the transaction is determined by the contractual arrangements in place with the loyalty program partner and their members. In this instance, the Corporation has determined that it obtains control of the loyalty currency prior to transferring it to the member. Other factors considered in making the determination include whether the Corporation assumes inventory risk, is primarily responsible for fulfilling the promise to provide the specified good, and has discretion in establishing the prices for the specified goods.

(ii) Service revenue is transactional revenue for services provided to loyalty program partners or their members, such as the transfer or reinstatement of loyalty currencies. This also includes transactional revenue for services provided through technology-enabled solutions to partners.

The Corporation has determined that it controls the service. Other factors considered in making the determination include whether the Corporation is primarily responsible for fulfilling the promise to provide the specified service, or has discretion in establishing the fees for the specified service. Transfer, reinstate, and other services provided through technology-enabled solutions are recognized at the point in time the transaction is completed, which also approximates when payment is received.

(iii) Hosting services are provided to loyalty program partners throughout the term of the loyalty program partner agreement. The hosting services begin, and hence revenue recognition commences when the loyalty program partner website is functional. Revenue is recognized on a straight-line basis over the life of the term of the partner agreement. Costs that relate directly to the contract are capitalized to the extent that they are expected to be recovered and are amortized as the services are transferred.

Other Partner Revenue

Other partner revenue is primarily transactional revenue for facilitating the sale of loyalty currencies or other goods or services to loyalty programs and their members for which the Corporation takes an agency role. It also includes certain transactions related to earning or redeeming loyalty currency facilitated by the Corporation on behalf of loyalty program partners. The Corporation's role as an agent is determined by the contractual arrangement in place with the loyalty program partner or their members. In this instance, the Corporation has determined that it does not obtain control of the loyalty currency or other goods and services prior to transferring them to the customer, due in part to the absence of inventory risk. Other factors considered in making the determination include the fact that the Corporation is not primarily responsible for fulfilling the promise to provide the specified good and generally has limited discretion in establishing the prices for the specified goods.

(c) Foreign currency translation

(i) Foreign currency transactions

Transactions in currencies other than the Corporation's or its subsidiaries' respective functional currency are recognized at the exchange rates in effect on the transaction date. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated to the Corporation's functional currency at the exchange rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated to the functional currency at the exchange rates prevailing at the date when the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are not translated.

Foreign exchange gains and losses on monetary items are recognized in profit or loss; except for foreign currency derivatives designated as qualifying cash flow hedges, the fair values of which are deferred in accumulated other comprehensive income in shareholders' equity until such time that the hedged transaction affects profit or loss; refer to Notes 3(d)(iv) and 20.

(ii) Foreign operations

The assets and liabilities of the Corporation's non-USD functional currency subsidiary are translated to USD at exchange rates at the reporting date. The income and expenses of this subsidiary are translated to USD using average exchange rates for the month during which the transactions occurred. Foreign currency differences resulting from translation are recognized in other comprehensive income ("OCI") within the cumulative translation account.

(d) Financial instruments

All financial assets and financial liabilities are recognized on the Corporation's consolidated statements of financial position when the Corporation becomes a party to the contractual provisions of the instrument.

(i) Classification and measurement of financial instruments

The Corporation's financial instruments as a result of adopting IFRS 9, Financial Instruments, ("IFRS 9") are classified and measured as follows:

Asset/Liability Measurement under IFRS 9

Cash and cash equivalents Amortized cost

Cash held in trust Amortized cost

Funds receivable from payment processors Amortized cost

Accounts receivable Amortized cost

Accounts payable and accrued liabilities Amortized cost

Payable to loyalty program partners Amortized cost

Long term debt Amortized cost

Derivatives Measurement

Foreign exchange forward contracts  Fair value, with changes in fair value for hedges recorded in OCI and ineffective portion recorded in profit or loss.

Financial assets held at amortized cost require the asset to be measured using the effective interest method. The amortized cost is reduced by impairment losses. Finance income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Derivatives may be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately in profit or loss.

(ii) Impairment of financial instruments

IFRS 9 requires the expected lifetime credit losses at initial recognition to be considered when assessing impairment of financial assets, which is anticipated to result in earlier recognition of losses.

(iii) Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Authorized with no Par Value

Unlimited common shares

Unlimited preferred shares

Issued

As at December 31, 2021, all issued shares are fully paid. The holders of common shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share. There were no dividends declared in 2021 (2020 - nil).

(iv) Derivative financial instruments, including hedge accounting

The Corporation holds derivative financial instruments to hedge its foreign currency risk exposures. These derivatives are designated in accounting hedge relationships and the Corporation applies cash flow hedge accounting. On initial designation of the hedge, the Corporation formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Corporation makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated. For a cash flow hedge of a forecasted transaction, the transaction should be highly probable to occur and should present an exposure to variations in cash flows that could ultimately affect reported net income.

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges

The Corporation enters into foreign exchange forward contracts to reduce the foreign exchange risk with respect to the Canadian dollar denominated expenses. The changes in fair value of derivatives designated as cash flow hedges are recognized in OCI, except for any ineffective portion, which is recognized immediately in profit or loss. Gains and losses in accumulated other comprehensive income are reclassified to profit or loss in the same period the corresponding hedged items affect profit or loss. The carrying amount of hedging derivatives designated as cash flow hedges that mature within one year is included in prepaid expenses, deposits and other assets and/or current portion of other liabilities.

If the hedging instrument no longer meets the criteria for hedge accounting, is expired, sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in OCI and presented in unrealized gains/losses on cash flow hedges in equity remains there until the forecasted transaction affects profit or loss. If the forecasted transaction is no longer expected to occur, then the balance in OCI is recognized immediately in profit or loss.

(e) Cash and cash equivalents

Cash equivalents include highly liquid investments (term deposits) with maturities of three months or less at the date of purchase. They are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes. Cash equivalents are carried at amortized cost which approximates their fair value because of the short-term nature of the instruments.

(f) Cash held in trust

Cash held in trust represents funds received from customers, primarily Canadian, not yet remitted to service providers for certain travel related products in accordance with certain geographic regulatory requirements.

(g) Funds receivable from payment processors

Funds receivable from payment processors represent amounts collected from customers on behalf of the Corporation and are typically deposited directly to the Corporation's bank account on an average of three business days from the date of sale.

(h) Property and equipment

(i) Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. The cost consists of the purchase price, and any costs directly attributable to bringing the asset to the location and condition for its intended use. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment and are recognized in profit or loss.

(ii) Depreciation

Depreciation is calculated over the depreciable amount, which is the cost of an asset less its estimated residual value.

Depreciation is recognized in profit or loss based on the estimated useful lives of the assets using the following methods and annual rates:

•	Furniture and fixtures	Straight-line over 5 years
•	Computer hardware	Straight-line over 3 years

•	Computer software	Straight-line over 3 years
•	Leasehold improvements	Straight-line over shorter of useful life or the lease term

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate. There were no changes in the current year.

(i) Right-of-use assets and Lease liabilities

At inception of a contract, the Corporation assesses whether a contract is or contains a lease based on whether the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. The Corporation recognizes right-of-use assets and lease liabilities at the lease commencement date. After the initial adoption date, the right-of-use asset is initially measured at cost, which comprises:

•	The amount of the initial measurement of the lease liability;
•	Any lease payments made at or before the commencement date, less any lease incentives received;
•	Any initial direct costs incurred; and
•	An estimate of costs to dismantle or remove the underlying asset or restore the asset to the condition required by the terms and conditions of the lease.

Subsequent to initial measurement, right-of-use assets are measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of the lease liability. The right-of-use asset are depreciated on a straight-line basis over the term of the lease, or the estimated useful life of the right-of-use assets if the Corporation expects to obtain the ownership of the leased asset at the end of the lease. The lease term includes the non-cancellable period of the lease and optional renewable periods that the Corporation is reasonably certain to extend.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Corporation's incremental borrowing rate. Generally, the Corporation uses its incremental borrowing rate as the discount rate.

After initial recognition, the lease liability is measured at amortized cost using the effective interest method. The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or if the Corporation changes its assessment of whether it will exercise a purchase option, extension option or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset.

The lease liability is also remeasured when the underlying lease contract is amended. When there is a decrease in contract scope, the lease liability and right-of-use asset will decrease relative to this change with the difference recorded in net income prior to the remeasurement of the lease liability.

(j) Goodwill & Intangible assets

(i) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of the identifiable tangible and intangible net assets acquired. Goodwill is not amortized. The Corporation tests goodwill for impairment at least annually, at each year end, or when an impairment indicator is considered to exist, to determine whether the carrying value exceeds the recoverable amount, as discussed in Note 3(k).

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method of accounting. Fair value of the consideration paid is calculated as the sum of the fair value at the date of acquisition of:

•      assets acquired; plus

•      equity instruments issued; less

•      liabilities incurred or assumed.

Goodwill is measured as the fair value of consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, all of which are measured at fair value as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.

The Corporation uses estimates and judgments to determine the fair value of assets acquired and liabilities assumed at the acquisition date using the best available information, including information from financial markets. The estimates and judgments include key assumptions such as discount rates, attrition rates, and terminal growth rates for performing discounted cash flow analyses. The transaction costs associated with the acquisitions are expensed as incurred.

(ii) Intangible assets

Internally developed intangible assets

Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable software products controlled by the Corporation are recognized as intangible assets when the following criteria are met:

•      It is technically feasible to complete the software product so that it will be available for use;

•      Management intends to complete the software product and use or sell it;

•      It can be demonstrated how the software product will generate probable future economic benefits;

•      Adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and

•      The expenditure attributable to the software product during its development can be reliably measured.

Development costs that qualify for capitalization include both internal and external costs but are limited to those that are directly related to the specific product. The capitalized development costs are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including costs incurred in the planning stage and operating stage and expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Indefinite life intangible assets

Certain intangible assets with indefinite lives, being domain names, patents and trademarks, are not amortized because there is no foreseeable limit to the period that these assets are expected to generate net cash inflows. The Corporation uses judgment to designate these assets as indefinite useful life assets, analyzing relevant factors including the expected usage of the asset, the typical life cycle of the asset and anticipated changes in the market demand for the products and services that the asset helps generate. The Corporation tests indefinite life intangible assets for impairment at least annually, at each year end, or when an impairment indicator is considered to exist.

Finite life intangible assets

Intangible assets with finite useful lives are amortized into depreciation and amortization in the consolidated statements of comprehensive loss on a straight-line basis over their estimated useful lives as noted in the table below. Useful lives, residual values and the amortization methods are reviewed at least annually. Amortization periods and methods are outlined below:

•      Customer Relationships Straight-line over 10 years

•      Technology Straight-line over 3 to 5 years

(k) Impairment

Financial Assets

IFRS 9 requires the use of an expected credit loss ("ECL") model for calculating impairment of financial assets. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

Non-Financial Assets with Finite Useful Lives

In accordance with IAS 36, Impairment of Assets, the Corporation evaluates the carrying value of non-financial assets with finite lives, being property and equipment, right-of-use assets and certain intangible assets, whenever events or changes in circumstances indicate that a potential impairment has occurred. An impairment loss is considered to have occurred if the carrying value of an asset exceeds its recoverable amount.

Goodwill & Indefinite Life Intangible Assets

Goodwill and intangible assets that are not amortized are subject to an impairment assessment at least annually, or when an impairment indicator is considered to exist. The recoverable amount is estimated each year at the same time. The recoverable amount is the higher of an asset's fair value less costs to sell and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

For the purposes of assessing impairment, assets that do not generate independent cash inflows are grouped into CGUs at the lowest level for which there are separately identifiable cash inflows. CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to the CGU or group of CGUs that are expected to benefit from the synergies of the combination.

If the recoverable amount of the CGU or group of CGUs to which goodwill and indefinite life intangible assets has been allocated is less than the carrying amount of the CGU or group of CGUs, including goodwill and intangible assets, an impairment loss is recorded in the consolidated statements of comprehensive loss. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amounts of the other assets of the CGU or group of CGUs on a pro-rata basis.

The Corporation evaluates impairment losses for potential reversals, other than goodwill impairment, when events or changes in circumstances warrant such consideration. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

The Corporation had previously determined that it had three CGUs, being Loyalty Currency Retailing, Platform Partners and Points Travel. In recent years, the Corporation has significantly invested in the functionality and scalability of the Loyalty Commerce Platform ("LCP"), with the intention to migrate and centralize the technology enabling the Corporation's revenue generation. The technologies that previously operated separately, are now fundamentally integrated into the LCP, which is the core asset and backbone for facilitating substantially all of the Corporation's transactions. This centralization and migration of products to the LCP, coupled with the Corporation's change in organizational structure (see Note 3(r)), and how Management monitors operations and makes business decisions, resulted in the change in the Corporation's CGU composition. Starting in 2021, the Corporation is operating as a single CGU.

Due to the change of the Corporation's CGU composition, Management assessed qualitatively and quantitatively the recoverable amount of the CGU as at March 31, 2021. Based on the facts and circumstances present as at March 31, 2021, it was concluded that there was no impairment.

(l) Share-based compensation

The Corporation has two share-based compensation plans: a share option plan and a share unit plan. The Corporation accounts for the grants under both plans as equity settled share-based compensation arrangements per IFRS 2, Share-based Payment, and accordingly are not re-measured subsequent to the initial grant date.

Share option plan

The share option plan allows employees to acquire shares of the Corporation through the exercise of share options. Share options have a maximum life of ten years. Under the share option plan, performance options are granted to certain employees of the Corporation. Vesting of performance options is based on the achievement of specified non-market performance conditions with a life of six years after the date of grant. On grant date, the Corporation estimates the expected vesting date for purpose of estimating the option life. Additionally, options other than performance options can be granted under the share option plan, which generally vest over a period of three years and expire at the end of five years from the grant date.

For options with graded vesting, each grant in an award is considered a separate grant with a different vesting date, expected life and fair value. The fair value of each grant is recognized in profit or loss over its respective expected vesting period with a corresponding increase in contributed surplus. The fair value of each grant is estimated at the date of grant using the Black-Scholes option pricing model incorporating assumptions regarding risk-free interest rates, dividend yield, expected volatility of the Corporation's stock, and a weighted average expected life of the options. Any consideration paid on the exercise of share options is added to share capital along with the related portion previously added to contributed surplus when the compensation costs were charged to profit or loss.

Under the plan, share options can only be settled in equity. The share option expense incorporates an expected forfeiture rate, estimated based on expected employee turnover.

At least annually, the Corporation reassesses the forfeiture rate and the probability of achieving the specified performance metrics for performance options and calculates the cumulative compensation cost of each grant and recognizes the adjustment in the profit or loss in the current period in the consolidated statements of comprehensive loss.

(i) Significant judgments, estimates and assumptions

Share options are measured at grant date fair value. Estimating fair value requires determination of the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield. The assumptions and models used for estimating fair value for share options are disclosed in Note 19. In addition, Management is required to exercise judgment in determining the probability of achieving the specified performance metrics for performance options, based on forecast and Management's best estimate.

Share unit plan

The Corporation's share unit plan (the "Share Unit Plan") includes Restricted Share Units ("RSUs") and performance share units ("PSUs"). Under the share unit plan, the Corporation grants RSUs and/or PSUs to its employees and the Board of Directors. The RSUs vest on grant date, over a period of up to three years after the grant date or in full on the third anniversary of the grant date. The PSUs vest in full on the third anniversary of the grant date. The number of PSUs that vest is based on the achievement of specified non-market performance conditions. The fair value of a RSU or PSU is determined at the grant date using the volume weighted average trading price per share on the TSX during the immediately preceding five trading days and is recognized over the RSU or PSU's vesting period. The expense is charged to profit or loss with a corresponding increase in contributed surplus.

In determining the number of awards that are expected to vest, the Corporation takes into account trends of historical forfeitures.

At least annually, the Corporation reassesses the probability of achieving the specified performance metrics for the PSUs and calculates the cumulative compensation cost of each grant and recognizes the adjustment in the profit or loss in the current period in the consolidated statements of comprehensive loss.

(m) Payable to loyalty program partners

Payable to loyalty program partners includes amounts owing to these partners for loyalty currency purchased by the Corporation as a principal or as an agent collected through e-commerce services for retailing, wholesaling and other loyalty currency services transactions with end users.

(n) Deferred revenue

Deferred revenue includes proceeds received in advance for technology design and development work and is recognized over the expected life of the partner agreement (refer to Note 3(b) (iii)). Deferred revenue is also comprised of bookings made for the travel related products, along with proceeds received by the Corporation for the sale of mileage codes that can be redeemed for multiple loyalty program currencies at a later date. Revenue for bookings for the travel related products is recognized at the completion of the hotel stay or car rental; revenue from the sale of the mileage codes is recognized upon redemption. Deferred revenue is included in current portion of other liabilities and other liabilities in the consolidated statements of financial position.

(o) Long term debt

Long term debt represents the outstanding balance that the Corporation has drawn on its senior secured revolving credit facility. The balance that is due within one year is included as current portion of long term debt in the consolidated statements of financial position.

(p) Income taxes

Income tax expenses (recoveries) comprise current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in OCI.

Current taxes are the expected taxes payable or receivable on the taxable income or loss for the period, using tax rates substantively enacted at the reporting date, and any adjustment to taxes payable in respect of previous years.

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•	temporary differences related to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and
•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets and liabilities are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been substantively enacted by the reporting date.

In determining the amount of current and deferred tax, the Corporation takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Corporation believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. When new information becomes available that causes the Corporation to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(q) Earnings per share ("EPS")

The Corporation presents basic and diluted earnings per share data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by dividing the profit or loss attributable to common shareholders by the weighted average number of common shares outstanding adjusted for the effects of all dilutive potential common shares.

(r) Segment reporting

The Corporation determines its reportable segments based on, among other things, how the Corporation's chief operating decision maker ("CODM"), the Chief Executive Officer, regularly reviews the Corporation's operations and performance. The CODM reviews gross profit, which is defined as total revenue less direct cost of revenue, as the key measure of profitability for the purpose of assessing performance and to make decisions about the allocation of resources.

The Corporation makes significant judgments in determining its operating segments. Operating segments are components that engage in business activities from which they may earn revenue and incur expenses, which operating results are regularly reviewed by the Corporation's CODM to make decisions about the allocation of resources and to assess performance, and for which discrete financial information is available.

During the first quarter of 2021, the Corporation realigned its organizational, operational and internal reporting structures. As a result, the Corporation combined its Loyalty Currency Retailing, Platform Partners and Points Travel operations, previously considered as three distinct operating segments, into one segment. The change to a single operating segment resulted from various factors, including changes to the Corporation's management structure and to drive greater efficiencies and scale in the Corporation's business. The CODM regularly reviews the Corporation's operating results and makes decisions about resource allocation based on information provided by Management at a consolidated level.

(s) New standards and amendments not yet adopted

The IASB has issued amendments to the following standards that will become effective in 2022:

•	IAS 37, Provisions, Contingent Liabilities and Contingent Assets - the amendment specifies costs an entity should include in determining the "cost of fulfilling" a potential onerous contract.
•	IAS 16, Property, Plant and Equipment - the amendment prohibits reducing the cost of property, plant and equipment by proceeds while bringing an asset to capable operations.
•	IFRS 3, Business Combinations - the amendment updates a reference to the Conceptual Framework;
•	IAS 12, Income taxes - the amendment clarifies how to account for deferred tax on certain transactions; and
•	IFRS 9, Financial Instruments - the amendment clarifies the fees included in the quantitative test for derecognition of financial liabilities.

These amendments have not yet been adopted by the Corporation. Although the Corporation is currently assessing the impacts, if any, of these amendments, it does not expect them to have a material impact on the Corporation's consolidated financial statements.